Segment Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenue	$ 245,122	$ 211,915	$ 198,270
Productivity and Business Processes
Segment Reporting Information [Line Items]
Revenue	106,820	94,151	84,635
Intelligent Cloud
Segment Reporting Information [Line Items]
Revenue	87,464	72,944	63,029
More Personal Computing
Segment Reporting Information [Line Items]
Revenue	$ 50,838	$ 44,820	$ 50,606